Share-Based Payment Arrangements - Movement in Share Options (Details)	6 Months Ended
Dec. 31, 2022 shares £ / shares
CSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	5,845
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	5,845
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0.90
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	1 year
JSOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	34,075
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	34,075
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	14 years
LTIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	96,324
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	45,312
Options forfeited during the period (in shares)	0
Share options outstanding at end of period (in shares)	51,012
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 60.90
Weighted average remaining contractual life (in years)	2 years
EIP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	1,158,575
Options granted during the period (in shares)	434,972
Options exercised during the period (in shares)	522,161
Options forfeited during the period (in shares)	20,475
Share options outstanding at end of period (in shares)	1,050,911
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 0
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 59.99
Weighted average remaining contractual life (in years)	2 years
SAYE
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	598,614
Options granted during the period (in shares)	0
Options exercised during the period (in shares)	118,178
Options forfeited during the period (in shares)	15,089
Share options outstanding at end of period (in shares)	465,347
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 38.08
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 63.99
Weighted average remaining contractual life (in years)	1 year
SS
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share options outstanding at beginning of period (in shares)	445,491
Options granted during the period (in shares)	1,211,905
Options exercised during the period (in shares)	0
Options forfeited during the period (in shares)	54,580
Share options outstanding at end of period (in shares)	1,602,816
Weighted average exercise price of share options outstanding in share-based payment arrangement (in gbp per share) | £ / shares	£ 66.99
Weighted average share price for share options in share-based payment arrangement exercised during period at date of exercise (in gpb per share) | £ / shares	£ 0
Weighted average remaining contractual life (in years)	6 years